LOAN FROM DIRECTOR (Details Narrative) - USD ($)	3 Months Ended	6 Months Ended
	Jan. 31, 2025	Apr. 30, 2025
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Increase in additional paid-in capital	$ 36,680	$ 36,680
Mr. Gaga Gvenetadze [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debts forgiven		21,115
Mr. Gaga Gvenetadze [Member] | Accounts Payable [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debts forgiven		14,000
Mr. Gaga Gvenetadze [Member] | Loan [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debts forgiven		7,115
Mr. Irakli Gunia [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Debts forgiven		15,565
Mr. Ka Miew Hon [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Owed loan		$ 10,577